Interest-Bearing Loans and Borrowings - Summary of Series of Bonds (Detail) - USD ($) $ in Millions			6 Months Ended
	Jan. 24, 2011	Jan. 06, 2010	Jun. 30, 2019
Disclosure of detailed information about borrowings [line items]
Interest rate		6.375%
Maturity date	15 February 2021	2040
Anheuser-Busch InBev 4.150% [member]
Disclosure of detailed information about borrowings [line items]
Issuer			Anheuser-Busch InBev Worldwide
Issue date			Jan. 23, 2019
Aggregate principal amount			$ 2,500
Currency			USD
Interest rate			4.15%
Maturity date			Jan. 23, 2025
Anheuser-Busch InBev 4.750% [member]
Disclosure of detailed information about borrowings [line items]
Issuer			Anheuser-Busch InBev Worldwide
Issue date			Jan. 23, 2019
Aggregate principal amount			$ 4,250
Currency			USD
Interest rate			4.75%
Maturity date			Jan. 23, 2029
Anheuser-Busch InBev 4.900% [member]
Disclosure of detailed information about borrowings [line items]
Issuer			Anheuser-Busch InBev Worldwide
Issue date			Jan. 23, 2019
Aggregate principal amount			$ 750
Currency			USD
Interest rate			4.90%
Maturity date			Jan. 23, 2031
Anheuser-Busch InBev 5.450% [member]
Disclosure of detailed information about borrowings [line items]
Issuer			Anheuser-Busch InBev Worldwide
Issue date			Jan. 23, 2019
Aggregate principal amount			$ 2,000
Currency			USD
Interest rate			5.45%
Maturity date			Jan. 23, 2039
Anheuser-Busch InBev 5.550% [member]
Disclosure of detailed information about borrowings [line items]
Issuer			Anheuser-Busch InBev Worldwide
Issue date			Jan. 23, 2019
Aggregate principal amount			$ 4,000
Currency			USD
Interest rate			5.55%
Maturity date			Jan. 23, 2049
Anheuser-Busch InBev 5.800% [member]
Disclosure of detailed information about borrowings [line items]
Issuer			Anheuser-Busch InBev Worldwide
Issue date			Jan. 23, 2019
Aggregate principal amount			$ 2,000
Currency			USD
Interest rate			5.80%
Maturity date			Jan. 23, 2059
Anheuser-Busch InBev 1.125% [member]
Disclosure of detailed information about borrowings [line items]
Issuer			Anheuser-Busch InBev SA/NV
Issue date			Mar. 29, 2019
Aggregate principal amount			$ 1,250
Currency			EUR
Interest rate			1.125%
Maturity date			Jul. 01, 2027
Anheuser-Busch InBev 1.650% [member]
Disclosure of detailed information about borrowings [line items]
Issuer			Anheuser-Busch InBev SA/NV
Issue date			Mar. 29, 2019
Aggregate principal amount			$ 1,000
Currency			EUR
Interest rate			1.65%
Maturity date			Mar. 28, 2031